WARRANTS (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding	26,670,000	26,670,000
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 18.00	$ 18.00
Class of warrant or right exercise price adjustment percentage higher of market value	180.00%	180.00%
Share Price Equal Or Less Nine Point Two Rupees Per Dollar [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 9.20	$ 9.20
Class of warrant or right exercise price adjustment percentage higher of market value	115.00%	115.00%
Share Price Equal Or Less Nine Point Two Rupees Per Dollar [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Share redemption trigger price	$ 9.20	$ 9.20
Minimum percentage gross proceeds required from issuance of equity	60.00%	60.00%
Class of warrant right minimum notice period for redemption	20 days	20 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding	20,200,000	20,200,000
Warrants exercisable term from the date of completion of business combination	30 days	30 days
Minimum lock in period for SEC registration from date of business combination	20 days	20 days
Minimum lock in period to become effective after the closing of the initial business combination	60 days	60 days
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants or rights outstanding	6,470,000	6,470,000
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Class of warrants redemption price per unit	$ 0.01	$ 0.01
Class of warrants, redemption notice period	30 days	30 days
Share price	$ 18.00	$ 18.00
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days